Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables from provisionally priced sales	$ 13,645	$ 50,459
Other receivables	2,435	8,701
Total	16,119	60,012
Due from related parties (Note 22)	$ 39	$ 852